FIS Knights of Columbus Global Belief ETF (KOCG)

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated June 23, 2023

to the Statement of Additional Information (“SAI”) dated September 28, 2022 (as revised November 21, 2022 and February 1, 2023)

The following replaces the chart in the SAI entitled “Interested Trustees and Officers” under the heading “Board of Trustees of the Trust”:

Interested Trustees and Officers

Name, Year of Birth, and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During Past Five Years
Garrett Paolella,* 1986 Trustee, Chairman, and President	Since 2021	Managing Partner, Intersect Capital Management (January 2021 – Present); Partner, Slate Hill Partners (October 2020 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018); Managing Partner, Recon Capital Partners (January 2012 – December 2017).	2	Horizons ETF Series Trust; Recon Capital Series Trust
Troy Cates,* (1976) Trustee and Vice Chairman	Since 2023	Co-Founder & Managing Partner, NEOS Investments (March 2022 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018).	2	None

*Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

The following replaces the chart in the SAI entitled “Officer Information” under the heading “Board of Trustees of the Trust”:

Officer Information

Officer’s Name, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During The Past Five Years
Josh Hunter, 1981	Treasurer	Since 2021	Fund Principal Financial Officer, Foreside Management Services LLC (July 2015 - Present).
Robert Shea, (1966)	Secretary	Since 2023	Chief Financial Officer/Chief Operating Officer, Intersect Capital Management (March 2021-Present); Chief Financial Officer Slate Hill Partners (April 2021-Present);Chief Marketing Officer (January 2018- February 2021), Chief Operating Officer (2013-2018), Mirae Asset Global Investments USA.
Jack Huntington, 1970	Chief Compliance Officer	Since 2023	Senior Principal Consultant and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (October 2015 to present).

The following replaces the chart in the SAI entitled “Board Committees” under the heading “Board of Trustees of the Trust”:

Name of Trustee	Dollar Range of Equity Securities in the Trust (as of December 31, 2022)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (as of December 31, 2022)
Troy Cates	None	$10,001-$50,000

Garrett Paolella	None	None

Sharon Cheever	None	None

John Jacobs	None	None

Richard Keary	None	None

Robert Sherry	None	None

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The Fund’s Prospectus and SAI dated September 28, 2022 (as revised November 21, 2022 and February 1, 2023), provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated herein by reference and are available upon request and without charge by calling toll-free 1 (800) 617-0004 .

Please retain this Supplement for future reference.